Provisions and Contingent Liabilities - Summary of Contingent liabilities (Detail) - Tax contingent liability [member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	$ 172.5	$ 195.0
ISS [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	72.3	73.4
Social Security [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	56.6	66.2
PIS e COFINS [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	30.2	39.0
Others [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	$ 13.4	$ 16.4